Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	January 2026
Payment Date	2/17/2026
Transaction Month	44
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,173,418,193.47	36,914		54.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,160,000.00	2.038%		July 15, 2023
Class A-2a Notes	$271,020,000.00	3.44%		February 15, 2025
Class A-2b Notes	$100,000,000.00	4.30735%	*	February 15, 2025
Class A-3 Notes	$321,020,000.00	3.74%		September 15, 2026
Class A-4 Notes	$104,800,000.00	3.93%		August 15, 2027
Class B Notes	$31,580,000.00	4.51%		October 15, 2027
Class C Notes	$21,050,000.00	4.85%		December 15, 2029
Total	$1,052,630,000.00
		* 30-day average SOFR + 0.60%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$378,848.48

Principal:
Principal Collections	$7,802,841.89
Prepayments in Full	$2,594,146.13
Liquidation Proceeds	$93,988.14
Recoveries	$69,872.75
Sub Total	$10,560,848.91
Collections	$10,939,697.39

Purchase Amounts:
Purchase Amounts Related to Principal	$18,558.18
Purchase Amounts Related to Interest	$8.99
Sub Total	$18,567.17

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$10,958,264.56

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	January 2026
Payment Date	2/17/2026
Transaction Month	44
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$10,958,264.56
Servicing Fee	$112,474.16	$112,474.16	$0.00	$0.00	$10,845,790.40
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$10,845,790.40
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$10,845,790.40
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$10,845,790.40
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$10,845,790.40
Interest - Class A-4 Notes	$168,786.96	$168,786.96	$0.00	$0.00	$10,677,003.44
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,677,003.44
Interest - Class B Notes	$118,688.17	$118,688.17	$0.00	$0.00	$10,558,315.27
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,558,315.27
Interest - Class C Notes	$85,077.08	$85,077.08	$0.00	$0.00	$10,473,238.19
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$10,473,238.19
Regular Principal Payment	$9,585,593.84	$9,585,593.84	$0.00	$0.00	$887,644.35
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$887,644.35
Residual Released to Depositor	$0.00	$887,644.35	$0.00	$0.00	$0.00
Total		$10,958,264.56

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$9,585,593.84
Total					$9,585,593.84

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$9,585,593.84	$91.47	$168,786.96	$1.61	$9,754,380.80	$93.08
Class B Notes	$0.00	$0.00	$118,688.17	$3.76	$118,688.17	$3.76
Class C Notes	$0.00	$0.00	$85,077.08	$4.04	$85,077.08	$4.04
Total	$9,585,593.84	$9.11	$372,552.21	$0.35	$9,958,146.05	$9.46

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	January 2026
Payment Date	2/17/2026
Transaction Month	44

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$51,538,004.06	0.4917748	$41,952,410.22	0.4003093
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$104,168,004.06	0.0989598	$94,582,410.22	0.0898534

Pool Information
Weighted Average APR	3.267%	3.306%
Weighted Average Remaining Term	21.13	20.51
Number of Receivables Outstanding	11,730	11,232
Pool Balance	$134,968,986.84	$124,420,699.27
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$125,220,638.48	$115,635,044.64
Pool Factor	0.1150221	0.1060327

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,579.30
Yield Supplement Overcollateralization Amount	$8,785,654.63
Targeted Overcollateralization Amount	$29,838,289.05
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$29,838,289.05

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,579.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,579.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,579.30

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	January 2026
Payment Date	2/17/2026
Transaction Month	44
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		35	$38,753.23
(Recoveries)		58	$69,872.75
Net Loss for Current Collection Period			$(31,119.52)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.2767%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6500%
Second Prior Collection Period			0.9501%
Prior Collection Period			-0.1197%
Current Collection Period			-0.2879%
Four Month Average (Current and Prior Three Collection Periods)			0.2981%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,923	$8,385,539.63
(Cumulative Recoveries)			$2,217,937.44
Cumulative Net Loss for All Collection Periods			$6,167,602.19
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5256%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,360.66
Average Net Loss for Receivables that have experienced a Realized Loss			$3,207.28

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.92%	135	$2,394,921.62
61-90 Days Delinquent	0.36%	23	$441,996.80
91-120 Days Delinquent	0.04%	3	$54,338.75
Over 120 Days Delinquent	0.28%	18	$347,727.32
Total Delinquent Receivables	2.60%	179	$3,238,984.49

Repossession Inventory:
Repossessed in the Current Collection Period		11	$231,058.80
Total Repossessed Inventory		13	$250,666.89

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3347%
Prior Collection Period			0.4263%
Current Collection Period			0.3917%
Three Month Average			0.3842%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.6784%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	January 2026
Payment Date	2/17/2026
Transaction Month	44

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	35	$797,066.72
2 Months Extended	57	$1,015,279.58
3+ Months Extended	14	$230,075.76

Total Receivables Extended	106	$2,042,422.06
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer